Legg Mason Partners Lifestyle Series, Inc. (the “Company”)

Legg Mason Partners Variable Lifestyle Allocation 85%

Legg Mason Partners Variable Lifestyle Allocation 70%

Legg Mason Partners Variable Lifestyle Allocation 50%

(each a “Portfolio”)

Supplement dated January 24, 2007

to each Fund’s Prospectus dated May 1, 2006

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the Funds’ Prospectus, Statement of Additional Information and prior supplements.

The Portfolios’ names have changed as indicated below:

Previous Name	New Name
Legg Mason Partners Variable Lifestyle High Growth Portfolio	Legg Mason Partners Variable Lifestyle Allocation 85%
Legg Mason Partners Variable Lifestyle Growth Portfolio	Legg Mason Partners Variable Lifestyle Allocation 70%
Legg Mason Partners Variable Lifestyle Balanced Portfolio	Legg Mason Partners Variable Lifestyle Allocation 50%

The following paragraphs are added under “Investments, risk and performance” in each prospectus:

The portfolio seeks to maintain a neutral mix or Target Allocation (i.e., its percentage allocation between underlying equity-oriented funds and fixed-income oriented funds). The portfolio may make tactical changes in its equity funds-fixed income funds allocation within a specified range (the Target Range) around that neutral mix, based on the manager’s opinion about the outlook for the asset classes and market and economic trends.

The portfolio’s Target Allocation and Target Range are measures of the percentage of the portfolio’s assets invested in underlying funds across two asset classes, not the percentage of equity securities or fixed income securities invested in indirectly by the portfolio. The underlying funds generally invest principally in either equity or fixed income securities, but their percentage investments in these securities may vary from time to time, subject to any applicable requirements. Thus, the percentage of equity or fixed income securities held by the portfolio indirectly, through its investment in underlying funds, may vary substantially from its Target

Allocation or Target Range. Investors should take this into account when determining whether the portfolio is an appropriate investment for them.

The investment objectives and certain investment strategies of the underlying funds are described under “More on the portfolio’s investments.”

Recent developments

The Board of Directors of Lifestyle Series has approved certain changes in the underlying funds in which the portfolio invests. These changes are reflected below and are being implemented by the portfolio manager gradually as conditions warrant.

The following replaces the language under “Principal Investment Strategies” in the prospectus for Variable Lifestyle High Growth Portfolio:

The portfolio is a fund of funds. The portfolio’s assets are allocated among the Legg Mason affiliated funds listed below, which are primarily equity funds.

The portfolio organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed-income class (all varieties of fixed-income securities, including lower-quality debt securities, those maturing in more than one year as well as all types of short-term and money market instruments). The portfolio’s Target Allocation is 85% in underlying funds that invest principally in equity securities and 15% in funds that invest principally in fixed-income securities.

Selection process

The manager periodically adjusts the allocation of the portfolio’s assets among different Legg Mason affiliated funds depending upon the manager’s outlook for the equity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager invests in underlying funds that have a range of investment styles and focuses, including large cap funds, small cap funds, growth oriented funds, value oriented funds, international equity funds and fixed income funds. The portfolio’s fixed income funds invest in investment grade fixed income securities including those of U.S. and non-U.S. issuers, including corporate, mortgage-backed and government securities, high yield, high risk corporate and government debt securities rated below investment grade (commonly known as “junk bonds”).

Target Allocation
Equity Funds	85%
Fixed Income Funds	15%

Target Range
Equity Funds	80-100%
Fixed Income Funds	0-20%

Underlying Funds—Target and Range

Legg Mason Partners Appreciation Fund, Inc.	5%	0-20%
Legg Mason Partners Large Cap Growth Fund	10%	0-20%
Legg Mason Partners Aggressive Growth Fund, Inc.	15%	0-20%
Legg Mason Value Trust, Inc.	10%	0-20%
Legg Mason American Leading Companies Trust	5%	0-20%
Legg Mason Opportunity Trust	5%	0-20%
Royce Value Fund	7.5%	0-15%
Legg Mason Partners Small Cap Growth Fund I	7.5%	0-15%
Legg Mason International Equity Trust	10%	0-15%
Legg Mason Partners International All Cap Opportunity Fund	10%	0-15%
Western Asset Core Plus Bond Portfolio	5%	0-15%
Western Asset Absolute Return Portfolio	5%	0-15%
Western Asset High Yield Portfolio	5%	0-15%

In addition, the manager may in the future, but currently does not intend to, invest the portfolio’s assets in the Legg Mason affiliated funds set forth below.

Legg Mason Partners Fundamental Value Fund, Inc.	0-20%
Legg Mason Partners Investors Value Fund, Inc.	0-20%
Legg Mason Partners Capital Fund, Inc.	0-20%
Legg Mason Growth Trust, Inc.	0-20%
Legg Mason Special Investment Trust, Inc.	0-15%
Royce Total Return Fund	0-15%
Legg Mason Partners Mid Cap Core Fund	0-15%
Legg Mason Partners Small Cap Core Fund, Inc.	0-15%
Legg Mason Emerging Markets Trust	0-10%
Legg Mason Emerging Markets Equity Fund	0-10%

The following supplements the information in the portfolio’s Average Annual Total Returns table:

The portfolio now measures its performance against an additional benchmark, the Lifestyle Allocation 85% Composite Benchmark, which is a hypothetical representation of the performance of the portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Lehman Brothers U.S. Aggregate Index, 5% Lehman Brothers U.S. High Yield—2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield—2% Issuer Cap is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt.

	1 Year	5 Years	Since Inception*
Lifestyle Allocation 85% Composite Benchmark	6.92%	4.33%	8.34%

*	Index comparison begins on February 5, 1996.

The following replaces the disclosure under “Fees and Expenses”:

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio. Fee table expenses would be higher if the expense ratios of the underlying funds were included.

The table and the example below do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts; such charges and expenses are described in the prospectus of the insurance company separate account. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

Based on the weighted average expense ratios of underlying Legg Mason affiliated funds in which the Legg Mason Partners Variable Lifestyle High Growth Portfolio is anticipated to invest, the approximate total gross expense ratio is expected to be 0.81% higher, to 1.16%.

Shareholder Fees

(fees paid directly from your investment)
Maximum sales charge on purchases	None
Maximum deferred sales charge on redemptions	None
Annual portfolio operating expenses (paid by the portfolio as a % of net assets)
Management fees	0.35%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual portfolio operating expenses	0.35%

The following replaces the language under “Principal Investment Strategies” in the prospectus for Variable Lifestyle Growth Portfolio:

The portfolio is a fund of funds. The portfolio’s assets are allocated among the Legg Mason affiliated equity and fixed income funds listed below.

The portfolio organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed-income class (all varieties of fixed-income securities, including lower-quality debt securities, those maturing in more than one year as well as all types of short-term and money market instruments). The portfolio’s Target Allocation is 70% in underlying funds that invest principally in equity securities and 30% in funds that invest principally in fixed-income securities.

Selection process

The manager periodically adjusts the allocation of the portfolio’s assets among different Legg Mason affiliated funds depending upon the manager’s outlook for the equity markets in general, and, to a lesser degree, the bond markets, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager invests in underlying funds that have a range of investment styles and focuses, including large cap funds, small cap funds, growth oriented funds, value oriented funds, international equity funds and fixed income funds. The fund’s fixed income funds invest in investment grade fixed income securities including those of U.S. and non-U.S. issuers, including corporate, mortgage-backed and government securities, high yield, high risk corporate and government debt securities rated below investment grade (commonly known as “junk bonds”).

Target Allocation
Equity Funds	70%
Fixed Income Funds	30%

Target Range
Equity Funds	60-80%
Fixed Income Funds	20-40%

Underlying Funds—Target and Range

Legg Mason Partners Appreciation Fund, Inc.	10%	0-20%
Legg Mason Partners Fundamental Value Fund, Inc.	10%	0-20%
Legg Mason Partners Aggressive Growth Fund, Inc.	10%	0-20%
Legg Mason Value Trust, Inc.	10%	0-20%
Royce Value Fund	7.5%	0-15%
Legg Mason Partners Small Cap Growth Fund I	7.5%	0-15%
Legg Mason International Equity Trust	7.5%	0-15%
Legg Mason Partners International All Cap Opportunity Fund	7.5%	0-15%
Western Asset Core Plus Bond Portfolio	15%	0-20%
Western Asset Absolute Return Portfolio	10%	0-20%
Western Asset High Yield Portfolio	5%	0-10%

In addition, the manager may in the future, but currently does not intend to, invest the portfolio’s assets in the Legg Mason affiliated funds set forth below.

Legg Mason Partners Large Cap Growth Fund	0-20%
Legg Mason Partners Investors Value Fund, Inc.	0-20%
Legg Mason Partners Capital Fund, Inc.	0-20%
Legg Mason American Leading Companies Trust	0-20%
Legg Mason Opportunity Trust	0-20%

Legg Mason Growth Trust, Inc.	0-20%
Legg Mason Special Investment Trust, Inc.	0-15%
Royce Total Return Fund	0-15%
Legg Mason Partners Mid Cap Core Fund	0-15%
Legg Mason Partners Small Cap Core Fund, Inc.	0-15%
Legg Mason Partners Emerging Markets Trust	0-10%
Legg Mason Partners Emerging Markets Equity Fund	0-10%

The following supplements the information in the portfolio’s Average Annual Total Returns table:

The portfolio now measures its performance against an additional benchmark, the Lifestyle Allocation 70% Composite Benchmark, which is a hypothetical representation of the performance of the portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Lehman Brothers U.S. Aggregate Index, 5% Lehman Brothers U.S. High Yield—2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield—2% Issuer Cap is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt.

	1 Year	5 Years	Since Inception*
Lifestyle Allocation 70% Composite Benchmark	6.08%	4.63%	8.14%

*	Index comparison begins on February 5, 1996.

The following replaces the disclosure under “Fees and Expenses”:

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio. Fee table expenses would be higher if the expense ratios of the underlying funds were included.

The table and the example do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts; such charges and expenses are described in the prospectus of the insurance company separate account. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

Based on the weighted average expense ratios of underlying Legg Mason affiliated funds in which the Legg Mason Partners Variable Lifestyle Growth Portfolio is anticipated to invest, the approximate total gross expense ratio is expected to be 0.74% higher, to 1.09%.

Shareholder Fees

(fees paid directly from your investment)
Maximum sales charge on purchases	None
Maximum deferred sales charge on redemptions	None
Annual portfolio operating expenses (paid by the portfolio as a % of net assets)
Management fees	0.35%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual portfolio operating expenses	0.35%

The following replaces the language under “Principal Investment Strategies” in the prospectus for Variable Lifestyle Balanced Portfolio:

The portfolio is a fund of funds. The portfolio’s assets are allocated among the Legg Mason affiliated equity and fixed income funds listed below.

The portfolio organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed-income class (all varieties of fixed-income securities, including lower-quality debt securities, and maturing in more than one year and all types of short-term and money market instruments). The portfolio’s Target Allocation is 50% in underlying funds that invest principally in equity securities and 50% in funds that invest principally in fixed-income securities.

Selection process

The manager periodically adjusts the allocation of the portfolio’s assets among different Legg Mason affiliated funds depending upon the manager’s outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager invests in underlying funds that have a range of investment styles and focuses, including large cap funds, small cap funds, growth oriented funds, value oriented funds, international equity funds and fixed income funds. The portfolio’s underlying fixed income funds invest in investment grade fixed income securities including those of U.S. and non-U.S. issuers, including corporate, mortgage-backed and government securities, high yield, high risk corporate and government debt securities rated below investment grade (commonly known as “junk bonds”).

Target Allocation
Equity Funds	50%
Fixed Income Funds	50%

Target Range
Equity Funds	40-60%
Fixed Income Funds	40-60%

Underlying Funds—Target and Range

Legg Mason Partners Appreciation Fund, Inc.	7%	0-15%
Legg Mason Partners Fundamental Value Fund, Inc.	7%	0-15%
Legg Mason Partners Aggressive Growth Fund, Inc.	7%	0-15%
Legg Mason Value Trust, Inc.	7%	0-15%
Royce Value Fund	6%	0-10%
Legg Mason Partners Small Cap Growth Fund I	6%	0-10%
Legg Mason International Equity Trust	5%	0-10%
Legg Mason Partners International All Cap Opportunity Fund	5%	0-10%
Western Asset Core Plus Bond Portfolio	30%	20-40%
Western Asset Absolute Return Portfolio	13%	0-20%
Western Asset High Yield Portfolio	7%	0-15%

In addition, the manager may in the future, but currently does not intend to, invest the portfolio’s assets in the Legg Mason affiliated funds set forth below.

Legg Mason Partners Investors Value Fund, Inc.	0-15%
Legg Mason Partners Large Cap Growth Fund	0-15%
Legg Mason Partners Capital Fund, Inc.	0-15%
Legg Mason American Leading Companies Trust	0-15%
Legg Mason Opportunity Trust	0-15%
Legg Mason Growth Trust, Inc.	0-15%
Legg Mason Special Investment Trust, Inc.	0-15%
Royce Total Return Fund	0-10%
Legg Mason Partners Mid Cap Core Fund	0-10%
Legg Mason Partners Small Cap Core Fund, Inc.	0-10%

The following supplements the information in the portfolio’s Average Annual Total Returns table:

The portfolio now measures its performance against an additional benchmark, the Lifestyle Allocation 50% Composite Benchmark, which is a hypothetical representation of the performance of the portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Lehman Brothers U.S. Aggregate Index, 7% Lehman Brothers U.S. High Yield—2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield—2% Issuer Cap is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt.

	1 Year	5 Years	Since Inception*
Lifestyle Allocation 50% Composite Benchmark	5.02%	5.32%	7.77%

*	Index comparison begins on February 5, 1996.

The following replaces the disclosure under “Fees and Expenses”:

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio. Fee table expenses would be higher if the expense ratios of the underlying funds were included.

The table and the example below do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts; such charges and expenses are described in the prospectus of the insurance company separate account. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

Based on the weighted average expense ratios of underlying Legg Mason affiliated funds in which the Legg Mason Partners Variable Lifestyle Balanced Portfolio is anticipated to invest, the approximate total gross expense ratio is expected to be 0.69% higher, to 1.04%.

Shareholder Fees

(paid directly from your investment)
Maximum sales charge on purchases	None
Maximum deferred sales charge on redemptions	None
Annual portfolio operating expenses (paid by the portfolio as a % of net assets)
Management fees	0.35%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual portfolio operating expenses	0.35%

The following disclosure is added under “Principal risks of investing in the portfolio” in each prospectus:

•

The underlying equity funds invest principally in equity securities and the underlying fixed-income funds invest principally in fixed-income funds. However, under normal market conditions an underlying fund may vary the percentage of its assets in equity securities or in fixed-income securities (subject to any applicable regulatory requirements). Depending upon the percentage or equity or fixed-income securities held by the underlying funds at any given time, and the percentage of the assets of the portfolio invested in various underlying funds, the portfolio’s actual exposure to equity securities or fixed-income securities may vary substantially from its Target Allocation or Target Range.

•	An underlying fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash without regard to any percentage limitations. If an underlying portfolio takes a temporary defensive position, it (and the portfolio) may be unable to achieve their investment objectives.

•	To the extent the portfolio invests in underlying funds which invest in high yield securities, or junk bonds, it is subject to the risks associated with such securities. These securities are volatile, involve a substantial risk of loss and are considered speculative with respect to the issuer’s ability to pay interest and repay principal.

•	The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one underlying fund than a diversified fund. Being non-diversified may magnify the portfolio’s losses from adverse events affecting a particular underlying fund. The underlying funds in which the portfolio invests may be either diversified or non-diversified.

The disclosure under “More on the portfolio’s investments” in each prospectus is replaced by the following:

Underlying funds

The following is a description of the investment objectives and principal investments of the underlying funds in which the portfolio may invest. Each of the underlying funds is managed by the portfolio’s investment manager or an affiliate of the portfolio’s investment manager. The investment manager for the Legg Mason Partners Funds is Legg Mason Partners Fund Advisor, LLC. The investment manager for each of the Legg Mason and Western Asset Funds is Legg Mason Fund Adviser, Inc. The investment manager for each of the Royce Funds is Royce & Associates, LLC.

The underlying funds that invest primarily in equity securities are:

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
Legg Mason American Leading Companies Trust	0.80%	seeks long-term capital appreciation and current income consistent with prudent investment risk. The fund invests primarily in securities that, in the adviser’s opinion, offer the potential for capital appreciation and potential for current income. Under normal circumstances, the fund will seek to achieve its objective by investing at least 80% of its net assets in common stocks of Leading Companies that are tied economically to the United States. At least 75% of the dollar amount of stocks held by the fund will have a recent history of paying dividends. The adviser defines a “Leading Company” as one that, in the opinion of the adviser, has attained a major market share in one or more products or services within its industry(ies) and possesses the potential to maintain or increase market share and profit in the future. Such companies are typically well known as leaders in their respective industries; most are found in the top half of the Standard & Poor’s 500 Index. The adviser currently anticipates that the fund will not invest more than 20% of its net assets in foreign securities. The fund may invest up to 20% of its net assets in debt securities, including government, corporate and money market securities. The fund may invest in debt securities of any maturity of both foreign and domestic issuers. The debt securities in which the fund may invest, excluding investments in convertible securities, will be rated at least A by S&P or Moody’s, or deemed by the adviser to be of comparable quality to a security with these ratings. The convertible securities in which the fund may invest will be rated at least BB by S&P or Ba by Moody’s, or deemed by the adviser to be of comparable quality to a security with these ratings. The fund may also invest in derivatives.

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
Prospectuses for Variable Lifestyle Allocation 85% and Variable Lifestyle Allocation 75% only:
Legg Mason Emerging Markets Trust	1.47%	seeks long-term capital appreciation. The fund’s adviser, under normal circumstances, will invest substantially all of the fund’s net assets in equity securities and convertible securities of emerging market issuers. The fund intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it might not invest in all these markets at all times and might not invest in any particular market when it deems investment in that country or region to be inadvisable. The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single country.

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
Legg Mason Growth Trust, Inc.	0.83%	seeks maximum long-term capital appreciation with minimum long-term risk to principal. The fund invests primarily in common stocks that, in the adviser’s opinion, appear to offer above average growth potential and trade at a significant discount to the adviser’s assessment of their intrinsic value. Any income realized will be incidental to the fund’s objective. The fund may invest up to 25% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, EDRs or Global Depositary Receipts (“GDRs”). The fund may invest in convertible securities and, for temporary defensive purposes, up to 100% of its assets in high quality short-term debt obligations rated investment grade by Moody’s, S&P and other nationally recognized or foreign statistical rating organizations. If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund’s portfolio, but is not required to dispose of it.

Legg Mason International Equity Trust	1.01%	seeks maximum long-term total return. The adviser currently intends to invest substantially all of the fund’s assets in non-U.S. equity securities. The primary focus of the adviser is value added through stock selection, with a secondary focus on region and sector allocation. The fund may invest up to 35% of its total assets in emerging market securities.

Legg Mason Opportunity Trust	1.04%	seeks long-term growth of capital. The fund invests in securities, derivatives and other financial instruments that, in the adviser’s opinion, offer the opportunity for long-term growth of capital. The adviser exercises a flexible strategy in the selection of investments, not limited by investment style or asset class. The fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities.

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
Legg Mason Partners Aggressive Growth Fund, Inc.	0.70%	seeks capital appreciation. The fund invests primarily in common stocks of companies that the portfolio manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the fund’s assets may be invested in the securities of such companies. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments.

Legg Mason Partners Appreciation Fund, Inc.	0.57%	seeks long-term appreciation of shareholders’ capital. The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies. Equity securities include exchange-traded and over-the-counter common stocks and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund may also invest in derivatives. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments.

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
Legg Mason Partners Capital Fund, Inc.	0.66%	seeks capital appreciation through investment in securities which the manager believes have above-average capital appreciation potential. The fund invests primarily in equity securities of U.S. companies. These companies typically range in size from established large capitalization companies to medium size companies. However, the fund may also invest in small capitalization companies including those at the beginning of their life cycles. The portfolio managers evaluate companies of all sizes but emphasize those with market capitalizations above $1 billion. The fund may invest up to 20% of its assets in securities of foreign issuers, either directly or through investing in depositary receipts. The fund may invest in fixed income securities, invest without limit in convertible debt securities and may also invest in debt obligations of foreign issuers. The fund may invest up to 20% of its assets in non-convertible debt securities rated below investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the portfolio managers. The fund may also invest up to 10% of its assets in distressed debt securities, defined as debt securities that are subject to bankruptcy proceedings or are in default or are at imminent risk of being in default. The fund may invest in derivatives.

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
Prospectuses for Variable Lifestyle Allocation 85% and Variable Allocation Lifestyle 70% only:
Legg Mason Partners Emerging Markets Equity Fund	1.35%	seeks to provide long-term capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies domiciled in, or whose securities are traded in the stock markets of, emerging market nations, and other securities whose values are based on such equity securities. The fund considers emerging market nations to include countries that, at the time the fund makes an investment, are categorized by the World Bank and its affiliates as “low income” or “middle income,” are included in the MSCI (Morgan Stanley Capital International) Emerging Markets Index, or are believed by the portfolio manager to have similar emerging market characteristics. There are no limitations on the market capitalizations of the companies in which the fund may invest. The fund may invest in securities of foreign issuers. Debt securities, other than convertible securities, must be rated investment grade (identified as at or above Baa by Moody’s or BBB by S&P) when the fund purchases them, or if unrated, of comparable quality in the subadviser’s opinion. After the fund buys a bond, if the credit quality of the bond deteriorates below investment grade, the fund may continue to hold the bond, commonly known as a junk bond, but the subadviser will consider the change in rating in deciding whether to keep the security. The fund may also invest in derivatives.

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
Legg Mason Partners Fundamental Value Fund, Inc.	0.70%	seeks long-term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the portfolio managers believe are undervalued in the marketplace. While the portfolio managers select investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The fund invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The fund may invest up to 25% of the value of its assets in the securities of foreign issuers. The fund may invest in investment grade bonds, rated at the time of purchase in the four highest ratings categories by a nationally recognized statistical rating organization, such as those rated Aaa, Aa, A and Baa by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA, A and B by Standard & Poors (“S&P”). The fund may also invest in derivatives.

Legg Mason Partners International All Cap Opportunity Fund	1.14%	seeks total return on its assets from growth of capital and income. The fund invests primarily in equity securities of foreign companies. The fund, under normal circumstances, will invest at least 80% of the value of its net assets in a diversified portfolio of equity securities and may invest up to 20% of the value of its net assets in bonds, notes and debt securities. The portfolio managers emphasize individual security selection while diversifying the

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
		fund’s investments across regions and countries, which can help to reduce risk. While the portfolio managers select investments primarily for their capital appreciation potential, some investments will have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the portfolio managers’ assessment of overseas potential for long-term growth, the fund’s emphasis among foreign markets (including emerging markets) and types of issuers may vary.

Legg Mason Partners Investors Value Fund, Inc.	0.54%	seeks long-term growth of capital. Current income is a secondary objective. The fund invests primarily in common stocks of established U.S. companies. The fund may also invest in other equity securities. To a lesser degree, the fund may invest in debt securities. The portfolio managers focus on established large capitalization companies (over $5 billion in market capitalization) but the fund is not limited by market capitalization. The fund may invest up to 20% of its assets in securities of foreign issuers. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund may invest in various types of fixed income securities, including from time to time up to 5% of its net assets in non-convertible high yield securities rated below investment grade by S&P and Moody’s or comparable unrated securities, with no minimum rating required. There is no limit on the amount of the fund’s assets that can be invested in convertible securities rated below investment grade. Certain of the fixed-income securities in which the fund may invest may be distressed debt securities. The fund may also invest in derivatives.

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
Legg Mason Partners Large Cap Growth Fund	0.72%	seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered securities of large capitalization companies for purposes of the fund’s 80% investment policy. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or similar securities representing interests in the common stock of foreign issuers. Management of the fund intends to limit the fund’s investments in these types of securities to 10% of the fund’s assets. The fund may also invest in derivatives. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments.

Legg Mason Partners Mid Cap Core Fund	0.76%	seeks long-term growth of capital. Under normal circumstances the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes in equities, or other investments with similar economic characteristics, of medium-sized companies. Medium-sized companies are defined as those companies whose market capitalization values are in the range of the market capitalization values of the constituents of the S&P MidCap 400 Index or the Russell Midcap Index, as defined from time to time. Securities of companies

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
		whose market capitalizations no longer meet this definition after purchase by the fund still will be considered to be securities of mid capitalization companies for purposes of the fund’s 80% investment policy. The fund may invest up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities. While the fund intends to be substantially fully invested in equity securities, the fund may maintain up to 10% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. The fund may also invest in derivatives.

Legg Mason Partners Small Cap Core Fund, Inc.	0.81%	seeks long-term capital appreciation. Under normal market conditions, the fund will invest at least 80% of net assets plus any borrowings for investment purposes in common stocks of U.S. companies with relatively small market capitalizations at the time of investment or other investments with similar economic characteristics. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund will be considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy. The fund will hold a portfolio that is generally comparable to, but not the same as, the Russell 2000 Index in terms of economic sector weightings and market capitalization. The Russell 2000 Index is a broad-based index of the smaller capitalization segment of the U.S. stock market. The fund may invest up to 10% of its assets in securities of foreign issuers, including securities denominated in foreign currencies. The fund may also invest in derivatives. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash.

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
Legg Mason Partners Small Cap Growth Fund I	0.80%	seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. For the purposes of this 80% policy, small capitalization companies are companies with market cap values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. The fund may invest up to 20% of its total assets in equity securities of foreign issuers. The fund may also invest to a limited extent in debt obligations of foreign issuers. The fund may invest directly in foreign issuers or invest in depository receipts. The fund may invest up to 20% of its assets in non-convertible bonds, notes and other debt obligations. This includes securities that are rated Baa or better by Moody’s or BBB or better by S&P or Fitch Ratings, Inc. or that are not rated but are considered by the fund’s subadviser to be of equivalent quality. The fund may also invest in derivatives.

Legg Mason Special Investment Trust, Inc.	0.72%	seeks capital appreciation. The fund invests primarily in equity securities, and securities convertible into equity securities. The adviser expects that under normal circumstances, the fund will invest the majority of its total assets in the securities of companies in the mid-cap market capitalization range, defined as companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s MidCap 400® Index, or in “special situations,” at the time of purchase. The fund may invest a portion of its assets in companies of any size. The fund may invest in “special situations” without

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
		regard to market capitalization. The adviser defines special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the adviser, make them attractive for investment. The fund will not invest more than 20% of its total assets in securities of companies involved in actual or anticipated reorganizations or restructurings in connection with an actual or potential bankruptcy. The manager currently anticipates that the fund will invest no more than 25% of its total assets in foreign securities. The fund may also invest in debt securities, including securities involved in special situations. The fund may invest up to 35% of its total assets in debt securities rated below BBB/Baa by S&P or Moody’s, commonly known as “junk bonds. The fund may invest in derivatives.

Legg Mason Value Trust, Inc.	0.69%	seeks long-term growth of capital. The fund invests primarily in equity securities that, in the adviser’s opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser’s assessment of their intrinsic value. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The fund will invest no more than 25% of its total assets in foreign securities. The fund may also invest in debt securities. The fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds”. The fund may also invest in derivatives.

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
Royce Total Return Fund	1.00%	seeks both long-term growth of capital and current income. Royce invests the fund’s assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. The fund will invest at least 65% of its net assets in equity securities. At least 65% of such securities will be issued by companies with market capitalizations less than $2.5 billion. The fund may invest up to 10% of its assets in foreign securities. Up to 5% of the Fund’s net assets may be invested in “lower rated” non-convertible debt securities, defined as rated from Ba to Ca by Moody’s or from BB to D by S&P or unrated.

Royce Value Fund	1.04%	seeks long-term growth of capital. Royce invests the fund’s assets primarily in a diversified portfolio of equity securities issued by micro-, small- and mid-cap companies (companies with stock market capitalizations less than $5 billion) that it believes are trading significantly below its estimate of their current worth.

The underlying funds that invest primarily in fixed income securities are:

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
Western Asset Absolute Return Portfolio	0.80%	seeks to maximize long-term total return. The portfolio has a flexible investment strategy and will invest in a variety of securities and instruments and use a variety of investment techniques in pursuing its objective. Under normal market conditions, the portfolio will invest in at least 50% of its net assets in debt and fixed income securities rated at least Baa or BBB at the time of purchase by one or more NRSROs or unrated securities of comparable quality at the time of purchase (as determined by the portfolio’s advisers). The fund may invest

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
		no more than 50% of its net assets in non-USD denominated securities and no more than 25% of its net assets in un-hedged non-USD denominated securities. The fund may invest no more than 25% of its net assets in non-USD denominated securities rated below investment grade and no more than 25% of its net assets in non-US issuers rated below investment grade. The fund may also invest in derivatives.

Western Asset Core Plus Bond Portfolio	0.45%	seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration of generally 2.5 to 7 years. The portfolio invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. To achieve its objective, the portfolio may invest in a variety of securities and instruments. The fund may invest up to 25% of its total assets in the securities of non-US issuers and up to 20% of total assets in non-USD denominated securities. The fund may invest up to 15% of its assets in securities rated below investment grade (i.e., not rated at least Baa/BBB by one or more nationally recognized statistical rating organizations or unrated securities of comparable quality). The fund may also invest in derivatives.

Underlying fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy
Western Asset High Yield Portfolio	0.62%	Seeks to maximize total return, consistent with prudent investment management. Under normal market conditions, the portfolio will invest at least 80% of its net assets in U.S. dollar denominated debt or fixed income securities that are rated below investment grade at the time of purchase by one or more NRSROs or are of a comparable quality as determined by Western Asset. The portfolio will consider a security to be rated below investment grade if it is not rated Baa/BBB or above by at least one NRSRO (or, if unrated, is determined by Western Asset to be of comparable quality). These securities are commonly known as “junk bonds” or “high yield securities”. The fund may invest up to 20% of its total assets in non-USD denominated non-U.S. securities. The fund may also invest in derivatives.

*	As of most recently completed fiscal year-end as stated in each underlying fund’s prospectus.

The following disclosure is added under “Investment strategies and related risks” in each prospectus:

The portfolio’s investment objectives and principal investment strategies are described in the section entitled “Investments, risks and performance.” This section provides further information about the investment strategies that my be used by the portfolio.

Effective immediately, while continuing to invest primarily in shares of other mutual funds, each Portfolio may also invest directly in the types of securities held by the underlying funds, including equity securities, including common and preferred stocks, securities convertible into common stocks; warrants and depository receipts; and fixed income securities, including U.S. government securities, money market instruments, mortgage-related securities and repurchase agreements. These investments may include securities of non-U.S. issuers.

Each Portfolio may also enter into futures contracts on securities or related options on futures contracts on securities that are traded on a domestic or foreign exchange or in the over-the-counter market, and may also engage in transactions in options on securities, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

In addition to direct investments, each Portfolio may invest in shares of a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index (“Exchange Traded Funds”). Exchange Traded Funds hold portfolios of securities that seek to track the performance of a specific index or basket of stocks. As with other investments in shares of mutual funds, a Portfolio holding shares of an Exchange Traded Fund will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Fund rebalancings

From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to rebalancings of the portfolio’s investments. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

For example, rebalancings may increase brokerage and/or transaction costs of the underlying funds. In addition, when the portfolio owns a substantial portion of an underlying fund, a large redemption by the portfolio could cause that underlying fund’s expenses to increase and could result in the underlying fund becoming too small to be economically viable.

The impact of rebalancings is likely to be greater when the portfolio owns, redeems or invests in a substantial portion of an underlying fund The effects of rebalancings could affect the underlying funds, which would affect their performance and, therefore, the performance of the portfolio.

The portfolio and the underlying funds are managed by Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and/or an investment advisory affiliate of LMPFA. The manager of the underlying fund may take such actions as it deems appropriate to minimize such adverse impact, considering the potential benefits of such investments to the underlying fund and consistent with its obligations to the underlying fund. LMPFA and/or its advisory affiliates will seek to cooperate with the manager of an underlying fund in his or her efforts to minimize any such adverse impact on the underlying fund. Such actions may cause delay in the rebalancing of the portfolio’s investments in the event of significant market or other events that may require more rapid action.

The following replaces the first sentence under “Investment strategies and related risks—High Yield Securities” in the prospectus for Variable Lifestyle High Growth Portfolio and Variable Lifestyle Growth Portfolio:

Western Asset Core Plus Bond Portfolio, Western Asset High Yield Portfolio, Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Value Trust, Inc., Legg Mason Special Investment Trust, Inc., Royce Total Return Fund, Royce Value Fund, Legg Mason Emerging Markets Trust, Legg Mason International Equity Trust and Legg Mason Partners International All Cap Opportunity Fund may invest a portion of their assets in high yield securities (“junk bonds”).

The following replaces the first sentence under “Investment strategies and related risks—High Yield Securities” in the prospectus for Variable Lifestyle Balanced Portfolio:

Western Asset Core Plus Bond Portfolio, Western Asset High Yield Portfolio, Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Value Trust, Inc., Legg Mason Special Investment Trust, Inc., Royce Total Return Fund, Royce Value Fund and Legg Mason Partners International All Cap Opportunity Fund may invest a portion of their assets in high yield securities (“junk bonds”).

The following replaces the first sentence under “Investment strategies and related risks—Foreign Securities” in each prospectus:

All of the underlying funds may invest a portion of their assets outside the U.S.

The following replaces the first sentence under “Investment strategies and related risks—Small Capitalization Issuers” in each prospectus:

Legg Mason Partners Small Cap Core Fund, Legg Mason Partners Small Cap Growth Fund I Inc., Legg Mason Partners Fundamental Value Fund, Inc. and Legg Mason Partners Aggressive Growth Fund focus on small capitalization companies.

The following replaces the first sentence under “Investment strategies and related risks—High Yield Securities” in the prospectus for Variable Lifestyle High Growth Portfolio and Variable Lifestyle Growth Portfolio:

All of the underlying funds, except for Legg Mason Emerging Markets Trust, Legg Mason International Equity Trust, Legg Mason Opportunity Trust and Legg Mason Growth Trust, Inc. may, but need not, use derivative contracts such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•	As a substitute for buying or selling securities

The following replaces the first sentence under “Investment strategies and related risks—High Yield Securities” in the prospectus for Variable Lifestyle Balanced Portfolio:

All of the underlying funds, except for Legg Mason Opportunity Trust and Legg Mason Growth Trust, Inc. may, but need not, use derivative contracts such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•	As a substitute for buying or selling securities

•	As a cash flow management technique

•	For some underlying funds, to increase total return

Please retain this supplement and keep it with your prospectus for future reference.

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